Operating leases - Consolidated balance sheet (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 5,039	$ 769	¥ 4,548
Operating lease liabilities	1,636	250	1,717
Non-current operating lease liabilities	147	22	1,782
Total Lease liabilities	¥ 1,783	$ 272	¥ 3,499